INCOME STATEMENT AND STATEMENT OF COMPREHENSIVE INCOME - STATEMENT OF COMPREHENSIVE INCOME - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net profit for the year	DKK 38,130	DKK 37,925	DKK 34,860
Items that will not be reclassified subsequently to the Income statement:
Remeasurements of retirement benefit obligations	103	(205)	(37)
Items that will be reclassified subsequently to the Income statement:
Exchange rate adjustments of investments in subsidiaries	(632)	(7)	(669)
Cash flow hedges, realisation of previously deferred (gains)/losses	1,955	682	2,216
Cash flow hedges, deferred gains/(losses) incurred during the period	1,987	(1,911)	(681)
Other items	(577)	(74)	366
Tax on other comprehensive income, income/(expense)	(1,041)	324	(87)
Other comprehensive income for the year, net of tax	1,795	(1,191)	1,108
Total comprehensive income for the year	DKK 39,925	DKK 36,734	DKK 35,968